STF Tactical Growth ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Accommodation - 0.5%
Marriott International, Inc. - Class A	3,799	$918,484

Administrative and Support Services - 2.2%
Baker Hughes Co.	12,762	448,840
Booking Holdings, Inc.	455	1,802,482
PayPal Holdings, Inc. (a)	14,018	813,465
PDD Holdings, Inc. - ADR (a)	8,694	1,155,867
		4,220,654

Apparel Manufacturing - 0.2%
Lululemon Athletica, Inc. (a)	1,585	473,439

Beverage and Tobacco Product Manufacturing - 2.4%
Coca-Cola Europacific Partners PLC	5,919	431,317
Keurig Dr Pepper, Inc.	18,102	604,607
Monster Beverage Corp. (a)	13,389	668,781
PepsiCo, Inc.	17,810	2,937,403
		4,642,108

Broadcasting - 1.0%
Comcast Corp. - Class A	51,469	2,015,526

Broadcasting and Content Providers - 0.1%
Warner Bros Discovery, Inc. (a)	31,586	235,000

Broadline Retail - 0.6%
MercadoLibre, Inc. (a)	673	1,106,008

Chemical Manufacturing - 5.5%
Amgen, Inc.	7,003	2,188,088
AstraZeneca PLC - ADR	7,566	590,072
Biogen, Inc. (a)	1,876	434,894
Gilead Sciences, Inc.	16,197	1,111,276
GRAIL, Inc. (a)	342	5,259
Linde PLC	6,280	2,755,727
Moderna, Inc. (a)	4,896	581,400
Regeneron Pharmaceuticals, Inc. (a)	1,398	1,469,340
Vertex Pharmaceuticals, Inc. (a)	3,375	1,581,930
		10,717,986

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.6%
Charter Communications, Inc. - Class A (a)	1,911	571,312
Ross Stores, Inc.	4,408	640,571
		1,211,883

Computer and Electronic Product Manufacturing - 42.1%(b)
Advanced Micro Devices, Inc. (a)	20,940	3,396,677
Analog Devices, Inc.	6,374	1,454,929
Apple, Inc.	77,432	16,308,728
Broadcom, Inc.	6,073	9,750,384
Cisco Systems, Inc.	52,886	2,512,614
Fortinet, Inc. (a)	10,030	604,508
GE HealthCare Technologies, Inc.	5,937	462,611
GLOBALFOUNDRIES, Inc. (a)	7,043	356,094
IDEXX Laboratories, Inc. (a)	1,109	540,305
Illumina, Inc. (a)	2,053	214,292
Intel Corp.	54,907	1,700,470
Lam Research Corp.	1,712	1,823,023
Marvell Technology, Inc.	11,267	787,563
Microchip Technology, Inc.	6,957	636,566
Micron Technology, Inc.	14,324	1,884,036
Microsoft Corp.	37,502	16,761,519
NVIDIA Corp.	123,870	15,302,900
NXP Semiconductors NV	3,350	901,452
ON Semiconductor Corp. (a)	5,602	384,017
QUALCOMM, Inc.	14,508	2,889,703
Roper Technologies, Inc.	1,388	782,360
Texas Instruments, Inc.	11,708	2,277,557
		81,732,308

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.4%
Airbnb, Inc. - Class A (a)	5,750	871,872
Automatic Data Processing, Inc.	5,336	1,273,650
Verisk Analytics, Inc.	1,858	500,824
		2,646,346

Food Manufacturing - 0.8%
Kraft Heinz Co.	15,767	508,013
Mondelez International, Inc. - Class A	17,409	1,139,245
		1,647,258

Food Services and Drinking Places - 1.3%
Cintas Corp.	1,323	926,444
DoorDash, Inc. - Class A (a)	4,935	536,829
Starbucks Corp.	14,774	1,150,156
		2,613,429

General Merchandise Retailers - 2.7%
Costco Wholesale Corp.	5,774	4,907,842
Dollar Tree, Inc. (a)	2,777	296,501
		5,204,343

Health and Personal Care Stores - 0.1%
Walgreens Boots Alliance, Inc.	10,926	132,150

Machinery Manufacturing - 2.7%
Applied Materials, Inc.	10,814	2,551,996
ASML Holding NV	1,132	1,157,730
KLA Corp.	1,761	1,451,962
		5,161,688

Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR (a)	1,551	253,775

Merchant Wholesalers, Durable Goods - 0.6%
Copart, Inc. (a)	12,453	674,454
Fastenal Co.	7,459	468,724
		1,143,178

Miscellaneous Manufacturing - 1.3%
Dexcom, Inc. (a)	5,063	574,043
Intuitive Surgical, Inc. (a)	4,571	2,033,409
		2,607,452

Motion Picture and Sound Recording Industries - 0.2%
Take-Two Interactive Software, Inc. (a)	2,202	342,389

Motor Vehicle and Parts Dealers - 0.4%
O'Reilly Automotive, Inc. (a)	775	818,447

Nonstore Retailers - 5.2%
Amazon.com, Inc. (a)	52,207	10,089,003

Other Information Services - 4.8%
CoStar Group, Inc. (a)	5,188	384,638
Meta Platforms, Inc. - Class A	17,646	8,897,466
		9,282,104

Professional, Scientific, and Technical Services - 7.7%
Alphabet, Inc. - Class A	29,602	5,392,004
Alphabet, Inc. - Class C	28,523	5,231,689
CDW Corp.	1,752	392,168
Cognizant Technology Solutions Corp. - Class A	6,509	442,612
Palo Alto Networks, Inc. (a)	4,169	1,413,333
Paychex, Inc.	4,712	558,655
Trade Desk, Inc. - Class A (a)	5,795	565,997
Workday, Inc. - Class A (a)	2,717	607,412
Zscaler, Inc. (a)	1,927	370,350
		14,974,220

Publishing Industries - 6.1%
Adobe, Inc. (a)	5,876	3,264,353
ANSYS, Inc. (a)	1,128	362,652
Atlassian Corp. - Class A (a)	2,061	364,550
Autodesk, Inc. (a)	2,781	688,159
Cadence Design Systems, Inc. (a)	3,543	1,090,358
Crowdstrike Holdings, Inc. - Class A (a)	2,980	1,141,906
Datadog, Inc. - Class A (a)	3,996	518,241
Electronic Arts, Inc.	3,458	481,803
Intuit, Inc.	3,676	2,415,904
MongoDB, Inc. (a)	944	235,962
Synopsys, Inc. (a)	1,979	1,177,624
		11,741,512

Rail Transportation - 0.4%
CSX Corp.	25,573	855,417

Rental and Leasing Services - 2.0%
Netflix, Inc. (a)	5,666	3,823,870

Support Activities for Mining - 0.2%
Diamondback Energy, Inc.	2,343	469,045

Telecommunications - 1.4%
T-Mobile US, Inc.	15,444	2,720,924

Transportation Equipment Manufacturing - 3.8%
Honeywell International, Inc.	8,479	1,810,606
PACCAR, Inc.	6,762	696,080
Tesla, Inc. (a)	24,182	4,785,134
		7,291,820

Truck Transportation - 0.3%
Old Dominion Freight Line, Inc.	2,852	503,663

Utilities - 1.2%
American Electric Power Co., Inc.	6,830	599,264
Constellation Energy Corp.	4,110	823,110
Exelon Corp.	13,204	456,991
Xcel Energy, Inc.	7,198	384,445
		2,263,810
TOTAL COMMON STOCKS (Cost $134,884,403)		193,859,239

TOTAL INVESTMENTS - 99.9% (Cost $134,884,403)		193,859,239
Other Assets in Excess of Liabilities - 0.1%		252,103
TOTAL NET ASSETS - 100.0%		$194,111,342

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ARM Adjustable Rate Mortgage
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

STF Tactical Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$193,859,239	$–	$–	$193,859,239
Total Investments	$193,859,239	$–	$–	$193,859,239

Refer to the Schedule of Investments for further disaggregation of investment categories.